DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
Disclosure of general information about financial statements [Abstract]
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
NATURE OF OPERATIONS

Yamana Gold Inc. (the “Company” or “Yamana”) is a Canadian-based gold, silver and copper producer with a significant portfolio comprised of operating mines, development stage projects, and exploration and mineral properties throughout the Americas, mainly in Canada, Brazil, Chile and Argentina. Yamana plans to continue to build on this base through expansion and optimization initiatives at existing operating mines, development of new mines, the advancement of its exploration properties and, at times, by targeting other consolidation opportunities with a primary focus in the Americas.

The address of the Company’s registered office is 200 Bay Street, Suite 2200 Royal Bank Plaza, North Tower, Toronto, Ontario, M5J 2J3, Canada. The Company is listed on the Toronto Stock Exchange (Symbol: YRI) and The New York Stock Exchange (Symbol: AUY).

These consolidated financial statements are comprised of the Company, its subsidiaries, and its 50% interest in the Canadian Malartic mine, which is accounted for as a joint operation ("Consolidated Financial Statements").

On May 24, 2018, the Company completed the disposal of its 53.6% controlling interest in Brio Gold Inc. ("Brio Gold") to Leagold Mining Corporation ("Leagold"). Pursuant to the terms of the sale, the Company received 20.5% of Leagold's issued and outstanding shares, which is accounted for as an investment in associate using the equity method. Refer to Note 6: Divestitures.

On June 26, 2018, the Company announced that the Cerro Moro mine in Argentina had achieved commercial production.

On October 25, 2018, the Company entered into a definitive purchase agreement to sell its 100% interest in the Gualcamayo mine in Argentina to Mineros S.A. ("Mineros"). Separately, the Company has agreed to grant Mineros an option to acquire up to a 51% interest in the La Pepa project, located in Chile, over an earn-in period of four years (subject to extension for certain unexpected contingencies) and then the remaining 49% interest pursuant to a call option. The sale of the Gualcamayo mine was completed on December 14, 2018. Refer to Note 6: Divestitures.